Offsets	Nov. 10, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-4
File Number	333-299079
Initial Filing Date	Sep. 22, 2026
Fee Offset Claimed	$ 0.02
Explanation for Claimed Amount

1.
This Amendment No. 2 is a pre-effective amendment that concurrently increases the number of shares of Werewolf Common Stock registered under the Registration Statement from 547,123,679 shares to 558,968,264 shares and decreases the number of warrants to purchase Werewolf Common Stock registered under the Registration Statement from 59,963,264 warrants to 55,064,566 warrants. Because the Registrant did not rely on Rule 457(o) under the Securities Act to calculate the filing fee due in connection with the initial filing of the Registration Statement, the Registrant is recalculating the total filing fee due for the Registration Statement in its entirety pursuant to Instruction 2.A.iv to the Calculation of Filing Fee Tables of Form S-4. Pursuant to Rule 457(b) under the Securities Act, the Registrant is claiming an offset of $0.02 against the $0.25 filing fee previously paid in connection with the initial filing of the Registration Statement on Form S-4, File No. 333-299079, on September 22, 2026. No additional registration fee is due.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Werewolf Therapeutics, Inc.
Form or Filing Type	S-4
File Number	333-299079
Filing Date	Sep. 22, 2026
Fee Paid with Fee Offset Source	$ 0.25